Marketable securities and other investments (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2020	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Unrealized Losses		$ 706,815	$ 1,323,794	$ 930,781
Realized gains loss		(205,554)	301,419
Investment In Marketable Securities		16,325,152	16,325,152	9,618,743	$ 3,249,710
Net Gains Within Net Income From Investments On Statement Of Operations		$ 912,369	$ 1,022,375	3,330,057
Realized gains				$ 4,260,838
Unrealized gains on marketable securities					$ 49,710
Ordinary shares acquired shares	267
Ordinary shares acquired value	$ 100,000
Common Class C [Member]
Ordinary shares acquired shares				2,952
Ordinary shares acquired value				$ 149,262